Share-Based Compensation - Summary (Details) - shares	1 Months Ended
	Aug. 31, 2018	Jul. 31, 2014	Oct. 31, 2012	Aug. 31, 2012
2012 Option Plan
Share-Based Compensation
Number of shares authorized		266,153,637	155,631,013	75,268,817
2018 Plan
Share-Based Compensation
Maximum number of shares issued (in percent)	2.00%
Number of years considered for annual increase	5 years